TRADE RECEIVABLES, NET - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	$ 3,773	$ 3,057
Gross carrying amount
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	3,950	3,304
Gross carrying amount | Not past due
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	2,528	2,120
Gross carrying amount | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	575	645
Gross carrying amount | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	412	221
Gross carrying amount | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	194	210
Gross carrying amount | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	80	96
Gross carrying amount | > 120 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	161	12
Allowance for expected credit losses
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	177	247
Allowance for expected credit losses | Not past due
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	5	4
Allowance for expected credit losses | Less than 30 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	4	3
Allowance for expected credit losses | 31 - 60 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	5	21
Allowance for expected credit losses | 61 - 90 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	5	159
Allowance for expected credit losses | 91 - 120 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	20	54
Allowance for expected credit losses | > 120 days
TRADE RECEIVABLES, NET
Trade receivables, net (Note 7)	$ 138	$ 6